Annual Fund Operating Expenses	Feb. 09, 2026
Defiance AdvMicrDev LightningSpread(TM) Income ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.02%	[1],[2]
Expenses (as a percentage of Assets)	1.01%	[1]
Defiance AAPL LightningSpread(TM) Income ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%	[3]
Distribution and Service (12b-1) Fees	0.00%	[3]
Other Expenses (as a percentage of Assets):	0.02%	[3],[4]
Expenses (as a percentage of Assets)	1.01%	[3]
Defiance Blkstne LightningSpread(TM) Income ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%	[5]
Distribution and Service (12b-1) Fees	0.00%	[5]
Other Expenses (as a percentage of Assets):	0.02%	[5],[6]
Expenses (as a percentage of Assets)	1.01%	[5]
Defiance CRCL LightningSpread(TM) Income ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%	[7]
Distribution and Service (12b-1) Fees	0.00%	[7]
Other Expenses (as a percentage of Assets):	0.02%	[7],[8]
Expenses (as a percentage of Assets)	1.01%	[7]
Defiance COIN LightningSpread(TM) Income ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%	[9]
Distribution and Service (12b-1) Fees	0.00%	[9]
Other Expenses (as a percentage of Assets):	0.02%	[9],[10]
Expenses (as a percentage of Assets)	1.01%	[9]
Defiance FcBk LightningSpread(TM) Income ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%	[11]
Distribution and Service (12b-1) Fees	0.00%	[11]
Other Expenses (as a percentage of Assets):	0.02%	[11],[12]
Expenses (as a percentage of Assets)	1.01%	[11]
Defiance MSTR LightningSpread(TM) Income ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%	[13]
Distribution and Service (12b-1) Fees	0.00%	[13]
Other Expenses (as a percentage of Assets):	0.02%	[13],[14]
Expenses (as a percentage of Assets)	1.01%	[13]
Defiance NVDA LightningSpread(TM) Income ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%	[15]
Distribution and Service (12b-1) Fees	0.00%	[15]
Other Expenses (as a percentage of Assets):	0.02%	[15],[16]
Expenses (as a percentage of Assets)	1.01%	[15]
Defiance ORCL LightningSpread(TM) Income ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%	[17]
Distribution and Service (12b-1) Fees	0.00%	[17]
Other Expenses (as a percentage of Assets):	0.02%	[17],[18]
Expenses (as a percentage of Assets)	1.01%	[17]
Defiance PLTR LightningSpread(TM) Income ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%	[19]
Distribution and Service (12b-1) Fees	0.00%	[19]
Other Expenses (as a percentage of Assets):	0.02%	[19],[20]
Expenses (as a percentage of Assets)	1.01%	[19]
Defiance TSLA LightningSpread(TM) Income ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%	[21]
Distribution and Service (12b-1) Fees	0.00%	[21]
Other Expenses (as a percentage of Assets):	0.02%	[21],[22]
Expenses (as a percentage of Assets)	1.01%	[21]
Defiance Bitcoin LightningSpread(TM) Income ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%	[23]
Distribution and Service (12b-1) Fees	0.00%	[23]
Other Expenses (as a percentage of Assets):	0.02%	[23],[24]
Expenses (as a percentage of Assets)	1.01%	[23]
Defiance Ethereum LightningSpread(TM) Income ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%	[25]
Distribution and Service (12b-1) Fees	0.00%	[25]
Other Expenses (as a percentage of Assets):	0.02%	[25],[26]
Expenses (as a percentage of Assets)	1.01%	[25]
Defiance Gold LightningSpread(TM) Income ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%	[27]
Distribution and Service (12b-1) Fees	0.00%	[27]
Other Expenses (as a percentage of Assets):	0.02%	[27],[28]
Expenses (as a percentage of Assets)	1.01%	[27]
Defiance Gold Miners LightningSpread(TM) Income ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%	[29]
Distribution and Service (12b-1) Fees	0.00%	[29]
Other Expenses (as a percentage of Assets):	0.02%	[29],[30]
Expenses (as a percentage of Assets)	1.01%	[29]
Defiance Silver LightningSpread(TM) Income ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%	[31]
Distribution and Service (12b-1) Fees	0.00%	[31]
Other Expenses (as a percentage of Assets):	0.02%	[31],[32]
Expenses (as a percentage of Assets)	1.01%	[31]
Defiance Solana LightningSpread(TM) Income ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%	[33]
Distribution and Service (12b-1) Fees	0.00%	[33]
Other Expenses (as a percentage of Assets):	0.02%	[33],[34]
Expenses (as a percentage of Assets)	1.01%	[33]
Defiance XRP LightningSpread(TM) Income ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%	[35]
Distribution and Service (12b-1) Fees	0.00%	[35]
Other Expenses (as a percentage of Assets):	0.02%	[35],[36]
Expenses (as a percentage of Assets)	1.01%	[35]

[1]	The Fund’s adviser will pay, or require a sub-adviser to pay, all of the Fund’s expenses, except for the following: advisory fees and sub-advisory fees, interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses, and other non-routine or extraordinary expenses.
[2]	Based on estimated amounts for the current fiscal year.
[3]	The Fund’s adviser will pay, or require a sub-adviser to pay, all of the Fund’s expenses, except for the following: advisory fees and sub-advisory fees, interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses, and other non-routine or extraordinary expenses.
[4]	Based on estimated amounts for the current fiscal year.
[5]	The Fund’s adviser will pay, or require a sub-adviser to pay, all of the Fund’s expenses, except for the following: advisory fees and sub-advisory fees, interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses, and other non-routine or extraordinary expenses.
[6]	Based on estimated amounts for the current fiscal year.
[7]	The Fund’s adviser will pay, or require a sub-adviser to pay, all of the Fund’s expenses, except for the following: advisory fees and sub-advisory fees, interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses, and other non-routine or extraordinary expenses.
[8]	Based on estimated amounts for the current fiscal year.
[9]	The Fund’s adviser will pay, or require a sub-adviser to pay, all of the Fund’s expenses, except for the following: advisory fees and sub-advisory fees, interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses, and other non-routine or extraordinary expenses.
[10]	Based on estimated amounts for the current fiscal year.
[11]	The Fund’s adviser will pay, or require a sub-adviser to pay, all of the Fund’s expenses, except for the following: advisory fees and sub-advisory fees, interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses, and other non-routine or extraordinary expenses.
[12]	Based on estimated amounts for the current fiscal year.
[13]	The Fund’s adviser will pay, or require a sub-adviser to pay, all of the Fund’s expenses, except for the following: advisory fees and sub-advisory fees, interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses, and other non-routine or extraordinary expenses.
[14]	Based on estimated amounts for the current fiscal year.
[15]	The Fund’s adviser will pay, or require a sub-adviser to pay, all of the Fund’s expenses, except for the following: advisory fees and sub-advisory fees, interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses, and other non-routine or extraordinary expenses.
[16]	Based on estimated amounts for the current fiscal year.
[17]	The Fund’s adviser will pay, or require a sub-adviser to pay, all of the Fund’s expenses, except for the following: advisory fees and sub-advisory fees, interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses, and other non-routine or extraordinary expenses.
[18]	Based on estimated amounts for the current fiscal year.
[19]	The Fund’s adviser will pay, or require a sub-adviser to pay, all of the Fund’s expenses, except for the following: advisory fees and sub-advisory fees, interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses, and other non-routine or extraordinary expenses.
[20]	Based on estimated amounts for the current fiscal year.
[21]	The Fund’s adviser will pay, or require a sub-adviser to pay, all of the Fund’s expenses, except for the following: advisory fees and sub-advisory fees, interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses, and other non-routine or extraordinary expenses.
[22]	Based on estimated amounts for the current fiscal year.
[23]	The Fund’s adviser will pay, or require a sub-adviser to pay, all of the Fund’s expenses, except for the following: advisory fees and sub-advisory fees, interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses, and other non-routine or extraordinary expenses.
[24]	Based on estimated amounts for the current fiscal year.
[25]	The Fund’s adviser will pay, or require a sub-adviser to pay, all of the Fund’s expenses, except for the following: advisory fees and sub-advisory fees, interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses, and other non-routine or extraordinary expenses.
[26]	Based on estimated amounts for the current fiscal year.
[27]	The Fund’s adviser will pay, or require a sub-adviser to pay, all of the Fund’s expenses, except for the following: advisory fees and sub-advisory fees, interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses, and other non-routine or extraordinary expenses.
[28]	Based on estimated amounts for the current fiscal year.
[29]	The Fund’s adviser will pay, or require a sub-adviser to pay, all of the Fund’s expenses, except for the following: advisory fees and sub-advisory fees, interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses, and other non-routine or extraordinary expenses.
[30]	Based on estimated amounts for the current fiscal year.
[31]	The Fund’s adviser will pay, or require a sub-adviser to pay, all of the Fund’s expenses, except for the following: advisory fees and sub-advisory fees, interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses, and other non-routine or extraordinary expenses.
[32]	Based on estimated amounts for the current fiscal year.
[33]	The Fund’s adviser will pay, or require a sub-adviser to pay, all of the Fund’s expenses, except for the following: advisory fees and sub-advisory fees, interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses, and other non-routine or extraordinary expenses.
[34]	Based on estimated amounts for the current fiscal year.
[35]	The Fund’s adviser will pay, or require a sub-adviser to pay, all of the Fund’s expenses, except for the following: advisory fees and sub-advisory fees, interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses, and other non-routine or extraordinary expenses.
[36]	Based on estimated amounts for the current fiscal year.